U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1     Name and Address of Issuer:
      Principal Life Insurance Company Separate Account B
      The Principal Financial Group
      Des Moines, IA  50392-0200

2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
      -----------------
             X
      -----------------

3     Investment Company Act File Number:  811-02091
      Securities Act File Number:       02-37988, 02-78001, 33-74232, 33-44670,
                                        33-44565, 333-63401

4 a   Last day of fiscal year for which this notice if filed:
      12/31/2000

4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
      -----------------
            N/A
      -----------------
      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c   Check box if this is the last time the issuer will be filing this Form.
      -----------------
            N/A
      -----------------

5     Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2:

                      02-37988                        $103,210
                      02-78001                         181,177
                      33-44565                      48,120,645
                      33-44670                     236,975,715
                      33-74232                   1,025,827,612
                     333-63401                      13,124,289
                                             ---------------------
                                                 1,324,332,648


      (ii)     Aggregate price of shares redeemed or
               repurchased during the fiscal year:

                  02-37988                       1,155,096
                  02-78001                       2,109,884
                  33-44565                      50,257,100
                  33-44670                     246,518,043
                  33-74232                     693,198,962
                 333-63401                       6,610,932
                                       ----------------------
                                               999,850,017


      (iii)    Aggregate    price   of   shares   redeemed   or
               repurchased  during any prior fiscal year ending
               no earlier  than  October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                                      0

      (iv)     Total available redemption credits
               [Add items 5(ii) and 5(iii)]:                        999,850,017


      (v)      Net Sales - If Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                324,482,631

  ------------------------------------------------------------------------------

      (vi)     Redemption credits available for use in future years
               -- if Item 5(i) is less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]"                                        N/A

  ------------------------------------------------------------------------------

      (vii)    Multiplier for determining registration fee (See
               Instruction c.9):                                         0.00025

      (viii)   Registration fee due [Multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                   81,120.66
                                                               =================

6     Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
      ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7 Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +                      0
                                                           ---------------------

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       81,120.66
                                                           =====================

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      -----------------
          03/29/01
      -----------------

      Method of Delivery:

      -----------------
             X         Wire Transfer
      -----------------
      -----------------
            N/A        Mail or other means
      -----------------

      THE 24F-2 FEE IS PAID BY 33-44565.

                                    Signature

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

      Principal Life Insurance Company Separate Account B

      By     /s/ Joyce Hoffman
            ----------------------------------------------------
            Joyce Hoffman
            Senior Vice President and Corporate Secretary

      Date: 30th day of March, 2001